Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary): | THE HARTFORD GLOBAL REAL ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GLOBAL REAL ASSET FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Global Real Asset Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund, lower contractual expense limitations will apply to each class of the Fund’s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
THE HARTFORD GLOBAL REAL ASSET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	662
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
THE HARTFORD GLOBAL REAL ASSET FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	977
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,160
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	552
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	977
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,160
THE HARTFORD GLOBAL REAL ASSET FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	820
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,836
THE HARTFORD GLOBAL REAL ASSET FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	374
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	667
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
THE HARTFORD GLOBAL REAL ASSET FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLYX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	348
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	618
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,390
THE HARTFORD GLOBAL REAL ASSET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4],[5]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	985
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,321
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,270
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	985
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,270
THE HARTFORD GLOBAL REAL ASSET FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%	[1],[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,584
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	683
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,191
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,584

[1]	Expense information in the table has been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund.This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.
[3]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).This contractual arrangement will remain in effect until February 28, 2013.In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.
[4]	under $1 million invested
[5]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.